SCHEDULE OF CONDENSED INCOME STATEMENT (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (998,943)	$ (679,635)
Interest income	589	294
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	2,548,678	2,311,399
Foreign currency translation adjustment	485,503	406,143
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	3,036,477	2,714,922
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(503,080)
Interest income	5
Equity in earnings of subsidiaries	3,051,753	2,311,399
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	2,548,678	2,311,399
Foreign currency translation adjustment	487,799	403,523
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 3,036,477	$ 2,714,922